Accrued liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Payroll liabilities	$ 51,122	$ 43,355
Loans from affiliates and joint ventures	15,047	8,299
Accrued interest payable	7,033	1,982
Prepaid lease deposits	5,058	458
Income and other taxes payable	5,535	20,551
Dividends payable	3,272	3,022
Current portion of DSU liabilities	1,868	0
Other	373	343
Accrued liabilities	$ 89,308	$ 78,010